Bank Loans (Tables)	6 Months Ended
Jun. 30, 2024
Bank Loans [Abstract]
Schedule of Bank Loans	Bank loans as of June 30, 2024 and December 31, 2023 are summarized as follows:
	June 30, 2024	December 31, 2023
Bank loans	€211,757	€328,236
Lines of credit	2,595,127	3,661,662
	2,806,884	3,989,898
less: current portion	(2,806,884)	(3,895,585)
	€-	€94,313

Schedule of Terms and Conditions of Outstanding Bank Loans	The terms and conditions of outstanding bank loans are as follows:
		Nominal		June 30, 2024		December 31, 2023
Bank Loans	Currency	interest rate	Year of maturity	Face Value	Carrying Amount	Face Value	Carrying Amount
Bankia SA	EUR	1.50%	2025	400,000	85,705	400,000	136,379
Targobank SA	EUR	1.87%	2025	100,000	25,659	100,000	38,322
Banco de Sabadell SA	EUR	1.50%	2025	250,000	53,327	250,000	85,004
Liberbank	EUR	1.55%	2025	170,000	47,067	170,000	68,532
				€920,000	€211,757	€920,000	€328,236

Schedule of Principal Repayments to Maturity by Fiscal Year	Principal repayments to maturity by fiscal year are as follows:
Year ended December 31,
2024 (excluding the six months ended June 30, 2024)	€117,447
2025	94,310
Thereafter	-
Total	€211,757

Schedule of Company Maintains the Following Lines of Credit	In addition, the Company maintains the following lines of credit:
				June 30,
				2024
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	0.60% + Euribor	3/25/2025	€1,087,467
Sabadell	2,400,000	1.20% + Euribor	2/28/2025	-
BBVA	1,000,000	1.90% + Euribor	12/22/2025	-
BBVA	570,000	1.90% + Euribor	12/22/2025	-
Santander	4,000,000	0.45% + Euribor	2/28/2025	1,507,660
Abanca	700,000	2.00% + Euribor	11/30/2024	-
	€11,170,000			€2,595,127
As of December 31, 2023
				December 31,
				2023
Line of credit	Credit Limit	Nominal interest rate	Maturity	Carrying Value
Caixabank	€2,500,000	2.00% + Euribor	4/25/2024	€2,308,058
Sabadell	2,700,000	2.75% + Euribor	5/28/2024	-
BBVA	1,500,000	1.65% + Euribor	12/22/2024	270,866
Santander	4,000,000	1.65% + Euribor	6/28/2024	1,012,738
Abanca	700,000	2.00% + Euribor	11/30/2024	-
Bankinter ICO	700,000	1.40% + Euribor	6/21/2024	70,000
	€12,100,000			€3,661,662